UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Emerging Markets Fund

August 31, 2010

Emerging Markets – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 13.4%
BR Malls Participacoes SA	181,900	$ 2,844,113
Cia de Bebidas das Americas Preference Shares ADR	47,072	5,210,400
Gerdau SA Preference Shares	311,600	4,155,258
Hypermarcas SA(1)	410,300	5,406,031
Itau Unibanco Holding SA Preference Shares	468,918	10,028,504
MRV Engenharia e Participacoes SA	718,800	6,040,990
Natura Cosmeticos SA	205,800	5,017,711
PDG Realty SA Empreendimentos e Participacoes	647,200	6,633,224
Vale SA Preference Shares	1,345,400	31,584,821
		76,921,052
CANADA — 1.3%
Pacific Rubiales Energy Corp.(1)	324,909	7,663,020
EGYPT — 0.3%
Orascom Construction Industries	43,591	1,923,761
HONG KONG — 6.4%
C C Land Holdings Ltd.	11,119,000	4,459,750
China Merchants Holdings International Co. Ltd.	1,325,132	4,471,761
China Overseas Land & Investment Ltd.	3,464,000	7,392,242
CNOOC Ltd.	5,225,000	9,027,671
Comba Telecom Systems Holdings Ltd.	4,928,000	5,042,826
Geely Automobile Holdings Ltd.	6,385,000	2,093,106
Xinyi Glass Holdings Co. Ltd.	7,910,000	4,067,492
		36,554,848
INDIA — 10.7%
Apollo Tyres Ltd.	3,043,774	4,629,720
Ashok Leyland Ltd.	3,865,898	6,048,684
Aurobindo Pharma Ltd.	277,642	6,129,195
Crompton Greaves Ltd.	870,817	5,485,185
HDFC Bank Ltd.	162,236	7,360,803
ICICI Bank Ltd.	362,768	7,539,929
Infosys Technologies Ltd.	273,306	15,767,676
Mundra Port and Special Economic Zone Ltd.	339,973	5,555,277
Tata Motors Ltd.	137,408	2,951,322
		61,467,791
INDONESIA — 3.6%
PT Astra International Tbk	1,256,000	6,617,111
PT Bank Rakyat Indonesia	3,595,500	3,700,958
PT Perusahaan Gas Negara	11,529,500	5,104,372
PT Semen Gresik (Persero) Tbk	5,578,500	5,371,660
		20,794,101
LUXEMBOURG — 1.8%
Millicom International Cellular SA	111,649	10,280,640
MALAYSIA — 2.9%
CIMB Group Holdings Bhd	4,398,400	10,884,268

Emerging Markets – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Supermax Corp. Bhd	3,432,000	$ 5,628,203
		16,512,471
MEXICO — 3.5%
America Movil SAB de CV, Series L ADR	202,452	9,440,337
Grupo Financiero Banorte SAB de CV, Series O	638,093	2,283,220
Mexichem SAB de CV	1,365,235	3,519,777
Wal-Mart de Mexico SAB de CV	2,124,056	4,814,746
		20,058,080
PEOPLE'S REPUBLIC OF CHINA — 11.0%
Anta Sports Products Ltd.	3,032,000	6,213,091
Baidu, Inc. ADR(1)	46,510	3,647,779
China Life Insurance Co. Ltd. H Shares	1,198,000	4,574,077
China Minsheng Banking Corp. Ltd. H Shares	3,476,000	3,159,289
China Shipping Container Lines Co. Ltd. H Shares(1)	10,164,000	3,501,786
Ctrip.com International Ltd. ADR(1)	228,317	9,244,555
Dongfeng Motor Group Co. Ltd. H Shares	2,600,000	4,037,667
Focus Media Holding Ltd. ADR(1)	167,273	3,193,242
Industrial & Commercial Bank of China Ltd. H Shares	6,881,000	4,997,930
PCD Stores Ltd.(1)	14,952,000	4,190,308
Ping An Insurance Group Co. of China Ltd. H Shares	1,031,500	8,533,122
Sinopharm Group Co. H Shares	915,600	3,489,962
Tencent Holdings Ltd.	243,900	4,461,767
		63,244,575
PERU — 1.5%
Credicorp Ltd.	81,127	8,538,617
RUSSIAN FEDERATION — 6.8%
CTC Media, Inc.	263,500	4,716,650
Magnit OJSC GDR	139,554	2,972,500
NovaTek OAO GDR	124,538	9,141,089
OAO Gazprom ADR	185,088	3,831,322
Sberbank of Russian Federation	5,439,459	13,761,831
X5 Retail Group NV GDR(1)	135,120	4,918,368
		39,341,760
SOUTH AFRICA — 7.2%
Aspen Pharmacare Holdings Ltd.(1)	285,007	3,250,046
Exxaro Resources Ltd.	207,937	3,226,618
Gold Fields Ltd. ADR	177,404	2,497,848
Impala Platinum Holdings Ltd.	238,518	5,627,408
MTN Group Ltd.	650,137	10,622,577
Naspers Ltd. N Shares	159,254	6,430,191
Shoprite Holdings Ltd.	440,488	5,399,338
Truworths International Ltd.	573,111	4,549,919
		41,603,945
SOUTH KOREA — 13.5%
Doosan Infracore Co. Ltd.(1)	494,480	7,960,183
Hanjin Shipping Co. Ltd.(1)	114,021	2,872,161
Hyundai Heavy Industries Co. Ltd.	24,974	5,499,321
Hyundai Motor Co.	63,576	7,503,548
LG Chem Ltd.	33,834	9,736,200
LG Household & Health Care Ltd.	29,969	10,048,826
LG Innotek Co. Ltd.	30,252	3,330,773

Emerging Markets – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

POSCO	12,644	$ 5,130,792
Samsung Electronics Co. Ltd.	35,325	22,275,169
Shinhan Financial Group Co. Ltd.	75,710	2,898,565
		77,255,538
SWITZERLAND — 0.9%
Ferrexpo plc	1,157,579	5,308,210
TAIWAN (REPUBLIC OF CHINA) — 8.0%
Eva Airways Corp.(1)	8,789,000	6,241,798
Hon Hai Precision Industry Co. Ltd.	3,968,697	13,999,587
HTC Corp.	415,800	7,593,276
MediaTek, Inc.	562	7,658
Nan Ya Printed Circuit Board Corp.	374,000	1,202,535
Richtek Technology Corp.	382,200	2,600,974
Taiwan Semiconductor Manufacturing Co. Ltd.	6,217,939	11,432,746
Wistron Corp.	1,821,362	2,848,543
		45,927,117
THAILAND — 3.1%
Banpu PCL	270,000	5,280,077
CP ALL PCL	5,719,300	7,264,489
Kasikornbank PCL NVDR	1,453,500	5,039,295
		17,583,861
TURKEY — 2.8%
Arcelik AS	806,603	3,829,522
Turkiye Garanti Bankasi AS	1,921,973	9,313,775
Turkiye Sise ve Cam Fabrikalari AS(1)	1,894,321	2,828,363
		15,971,660
UNITED KINGDOM — 1.0%
Antofagasta plc	350,713	5,550,829
TOTAL COMMON STOCKS
(Cost $444,516,759)		572,501,876
TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	1,926	1,926
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S.Treasury obligations, 0.15%, 9/2/10, valued at $2,447,963), in a joint trading account at 0.12%, dated 8/31/10, due 9/1/10 (Delivery value $2,400,008)		2,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,401,926)		2,401,926
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $446,918,685)		574,903,802
OTHER ASSETS AND LIABILITIES — (0.1)%		(537,234)
TOTAL NET ASSETS — 100.0%		$574,366,568

Emerging Markets – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	20.4%
Information Technology	16.4%
Consumer Discretionary	15.1%
Materials	14.2%
Industrials	9.1%
Consumer Staples	9.0%
Energy	6.1%
Telecommunication Services	5.3%
Health Care	3.2%
Utilities	0.9%
Cash and Equivalents*	0.3%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)   Non-income producing.

Emerging Markets – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$56,770,068	$515,731,808	–
Temporary Cash Investments	1,926	2,400,000	–
Total Value of Investment Securities	$56,771,994	$518,131,808	–

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$450,400,153
Gross tax appreciation of investments	$134,080,863
Gross tax depreciation of investments	(9,577,214)
Net tax appreciation (depreciation) of investments	$124,503,649

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Growth Fund

August 31, 2010

Global Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 3.4%
BHP Billiton Ltd.	300,790	$ 9,915,057
Wesfarmers Ltd.	103,220	2,935,041
		12,850,098
BELGIUM — 0.8%
Anheuser-Busch InBev NV	56,520	2,939,847
BRAZIL — 1.7%
Banco Santander Brasil SA ADR	341,200	4,292,296
Itau Unibanco Holding SA ADR	110,060	2,373,994
		6,666,290
DENMARK — 0.3%
Carlsberg A/S B Shares	10,530	992,136
FRANCE — 4.5%
Accor SA	57,980	1,778,834
Cie Generale d'Optique Essilor International SA	41,850	2,540,083
Danone SA	147,320	7,916,643
LVMH Moet Hennessy Louis Vuitton SA	24,220	2,816,678
Safran SA	37,670	925,627
Societe Generale	26,030	1,325,398
		17,303,263
GERMANY — 2.0%
Bayerische Motoren Werke AG	55,570	2,934,095
Deutsche Boerse AG	20,180	1,233,135
Fresenius Medical Care AG & Co. KGaA	46,750	2,647,019
MTU Aero Engines Holding AG	17,200	956,766
		7,771,015
HONG KONG — 0.8%
CNOOC Ltd.	1,784,000	3,082,367
INDIA — 1.7%
HDFC Bank Ltd.	24,690	1,120,209
HDFC Bank Ltd. ADR	5,780	923,644
Infosys Technologies Ltd. ADR	41,400	2,371,806
Larsen & Toubro Ltd.	49,460	1,906,954
		6,322,613
INDONESIA — 0.7%
PT Bank Mandiri (Persero) Tbk	3,930,500	2,566,680
ISRAEL — 0.5%
Teva Pharmaceutical Industries Ltd. ADR	37,590	1,901,302
ITALY — 1.4%
Saipem SpA	155,760	5,451,825
JAPAN — 5.5%
Komatsu Ltd.	268,700	5,453,321
Nitori Holdings Co. Ltd.	17,600	1,533,532
Omron Corp.	44,200	940,191
ORIX Corp.	60,030	4,516,005
Rakuten, Inc.	8,552	6,474,315

Global Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

SMC Corp.	17,000	$ 2,096,417
		21,013,781
NETHERLANDS — 0.8%
ASML Holding NV New York Shares	130,830	3,235,426
PEOPLE'S REPUBLIC OF CHINA — 2.2%
Baidu, Inc. ADR(1)	33,190	2,603,092
China Unicom (Hong Kong) Ltd.	1,088,000	1,499,387
Ctrip.com International Ltd. ADR(1)	55,500	2,247,195
Industrial & Commercial Bank of China Ltd. H Shares	2,662,000	1,933,511
		8,283,185
POLAND — 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA	110,500	1,332,294
SOUTH KOREA — 1.6%
Hyundai Motor Co.	52,710	6,221,090
SWEDEN — 1.5%
Atlas Copco AB A Shares	193,830	2,947,486
Telefonaktiebolaget LM Ericsson B Shares	292,380	2,836,164
		5,783,650
SWITZERLAND — 10.7%
ABB Ltd.(1)	230,870	4,461,630
Adecco SA	120,240	5,606,660
Credit Suisse Group AG	117,360	5,154,477
Holcim Ltd.	70,570	4,247,059
Nestle SA	177,210	9,181,232
Novartis AG	42,410	2,228,587
Sonova Holding AG	17,800	2,277,488
Swatch Group AG (The)	9,860	3,173,847
Xstrata plc	303,350	4,773,288
		41,104,268
TURKEY — 0.5%
Turkiye Garanti Bankasi AS	363,050	1,759,320
UNITED KINGDOM — 11.0%
Admiral Group plc	164,100	3,830,447
Antofagasta plc	197,120	3,119,871
ARM Holdings plc	411,020	2,312,164
Barclays plc	1,126,600	5,224,898
BG Group plc	341,680	5,499,564
Capita Group plc (The)	256,384	2,764,219
Compass Group plc	944,960	7,731,684
HSBC Holdings plc	371,160	3,664,131
Petrofac Ltd.	81,900	1,759,739
Reckitt Benckiser Group plc	125,925	6,301,665
		42,208,382
UNITED STATES — 47.8%
Air Products & Chemicals, Inc.	78,950	5,844,669
Allergan, Inc.	68,640	4,215,869
Amazon.com, Inc.(1)	28,260	3,527,696
American Express Co.	217,840	8,685,281
American Tower Corp., Class A(1)	165,980	7,777,823
Apache Corp.	33,440	3,004,584
Apple, Inc.(1)	49,650	12,083,321
Celgene Corp.(1)	37,310	1,922,211

Global Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Cisco Systems, Inc.(1)	423,120	$ 8,483,556
Coach, Inc.	102,290	3,666,074
Colgate-Palmolive Co.	51,570	3,807,929
Danaher Corp.	229,600	8,341,368
Discovery Communications, Inc., Class A(1)	70,620	2,665,905
EMC Corp.(1)	489,800	8,933,952
Equinix, Inc.(1)	31,190	2,844,840
Expeditors International of Washington, Inc.	115,950	4,590,461
Express Scripts, Inc.(1)	151,460	6,452,196
F5 Networks, Inc.(1)	24,420	2,135,041
Fifth Third Bancorp.	226,220	2,499,731
Google, Inc., Class A(1)	13,280	5,976,266
Harley-Davidson, Inc.	97,310	2,366,579
Home Depot, Inc. (The)	91,740	2,551,289
IntercontinentalExchange, Inc.(1)	26,120	2,496,027
Liberty Global, Inc., Class A(1)	49,370	1,358,662
MasterCard, Inc., Class A	17,840	3,538,742
Occidental Petroleum Corp.	99,490	7,270,729
Oracle Corp.	117,710	2,575,495
PACCAR, Inc.	80,330	3,292,727
PNC Financial Services Group, Inc.	108,614	5,534,969
Precision Castparts Corp.	34,130	3,862,833
Schlumberger Ltd.	114,980	6,131,883
Southwestern Energy Co.(1)	53,275	1,743,158
Starbucks Corp.	82,800	1,903,572
SYSCO Corp.	207,570	5,706,099
Union Pacific Corp.	104,710	7,637,547
United Parcel Service, Inc., Class B	113,600	7,247,680
Visa, Inc., Class A	72,291	4,986,633
Walt Disney Co. (The)	94,120	3,067,371
Whole Foods Market, Inc.(1)	59,390	2,066,178
		182,796,946
TOTAL COMMON STOCKS
(Cost $346,649,506)		381,585,778
TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	58,542	58,542
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 0.15%, 9/2/10, valued at $1,325,980), in a joint trading account at 0.12%, dated 8/31/10, due 9/1/10 (Delivery value $1,300,004)		1,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,358,547)		1,358,542
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $348,008,049)		382,944,320
OTHER ASSETS AND LIABILITIES — (0.1)%		(313,987)
TOTAL NET ASSETS — 100.0%		$382,630,333

Global Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Information Technology	17.2%
Industrials	16.2%
Financials	15.8%
Consumer Discretionary	14.7%
Consumer Staples	10.9%
Energy	8.9%
Materials	7.3%
Health Care	6.3%
Telecommunication Services	2.4%
Cash and Equivalents*	0.3%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)   Non-income producing.

Global Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$182,796,946	–	–
Foreign Common Stocks	19,948,755	$178,840,077	–
Temporary Cash Investments	58,542	1,300,000	–
Total Value of Investment Securities	$202,804,243	$180,140,077	–

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$351,014,225
Gross tax appreciation of investments	$ 46,369,488
Gross tax depreciation of investments	(14,439,393)
Net tax appreciation (depreciation) of investments	$ 31,930,095

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Discovery Fund

August 31, 2010

International Discovery – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 4.4%
Amcor Ltd.	2,779,900	$ 16,669,887
Coca-Cola Amatil Ltd.	1,061,750	11,269,543
Cochlear Ltd.	112,900	6,950,941
Equinox Minerals Ltd.(1)	620,100	2,708,862
		37,599,233
AUSTRIA — 0.9%
Andritz AG	129,400	7,871,143
BELGIUM — 1.8%
Bekaert SA	49,800	10,097,448
Umicore	161,600	5,617,324
		15,714,772
BERMUDA — 0.5%
Frontline Ltd.	151,700	4,020,050
BRAZIL — 1.1%
Duratex SA	963,600	9,651,088
CANADA — 10.3%
Agrium, Inc.	99,200	6,901,344
Alimentation Couche Tard, Inc., Class B	238,300	5,115,288
Biovail Corp.	207,800	4,752,386
Gildan Activewear, Inc.(1)	477,700	13,108,088
Imax Corp.(1)	475,100	6,713,163
Intact Financial Corp.	270,100	11,241,185
Metro, Inc., Class A	97,600	4,131,537
Niko Resources Ltd.	63,100	6,228,044
Pacific Rubiales Energy Corp.(1)	452,000	10,660,477
Red Back Mining, Inc.(1)	348,800	10,411,501
Western Coal Corp.(1)	2,164,200	8,118,160
		87,381,173
CAYMAN ISLANDS — 1.4%
Herbalife Ltd.	206,700	11,488,386
DENMARK — 7.0%
Coloplast A/S B Shares	119,972	12,763,956
Danisco A/S	355,125	25,625,365
FLSmidth & Co. A/S	156,200	9,226,477
Novozymes A/S B Shares	102,300	12,015,729
		59,631,527
FINLAND — 2.6%
KONE Oyj B Shares	192,400	8,848,188
Metso Oyj	364,000	13,298,673
		22,146,861
FRANCE — 9.5%
Bureau Veritas SA	95,000	5,778,660
Edenred(1)	178,700	3,079,823
Eutelsat Communications	395,500	14,218,969
Publicis Groupe SA	249,800	10,462,277
Safran SA	450,800	11,077,047
Sodexo	195,100	11,211,119
Technip SA	184,600	12,092,067

International Discovery – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Vallourec SA	146,700	$ 12,602,539
		80,522,501
GERMANY — 5.1%
adidas AG	252,000	12,826,572
Brenntag AG(1)	33,900	2,580,594
Infineon Technologies AG(1)	1,480,000	8,254,208
Lanxess AG	357,500	15,657,127
Symrise AG	169,700	4,193,520
		43,512,021
HONG KONG — 1.5%
Hengan International Group Co. Ltd.	857,000	7,596,356
Sino Biopharmaceutical Ltd.	14,928,000	5,066,356
		12,662,712
INDIA — 3.5%
Bajaj Auto Ltd.	102,500	5,952,474
Cummins India Ltd.	302,200	4,737,936
IRB Infrastructure Developers Ltd.(1)	1,006,900	5,948,502
Shriram Transport Finance Co. Ltd.	318,200	4,856,879
Yes Bank Ltd.	1,256,800	8,314,544
		29,810,335
INDONESIA — 1.5%
PT Indofood Sukses Makmur Tbk	11,851,500	5,968,381
PT United Tractors Tbk	3,261,000	6,641,107
		12,609,488
ISRAEL — 0.2%
Mellanox Technologies Ltd.(1)	95,400	1,583,640
JAPAN — 9.5%
Fuji Heavy Industries Ltd.(1)	2,074,000	11,652,518
Gree, Inc.	129,000	9,504,940
Hino Motors Ltd.	907,000	3,994,643
Kawasaki Kisen Kaisha Ltd.(1)	3,095,000	11,531,187
NGK Spark Plug Co. Ltd.	589,000	6,891,882
Nippon Shokubai Co. Ltd.	215,000	1,873,348
Omron Corp.	832,800	17,714,720
ORIX Corp.	61,100	4,596,500
Sumitomo Heavy Industries Ltd.	1,206,000	5,584,264
Sysmex Corp.	116,200	7,344,626
		80,688,628
LUXEMBOURG — 1.2%
Millicom International Cellular SA	114,200	10,515,536
NETHERLANDS — 1.2%
Koninklijke Vopak NV	204,400	8,209,826
Randstad Holding NV(1)	54,600	2,029,051
		10,238,877
NORWAY — 1.3%
Schibsted ASA	360,100	8,221,265
Storebrand ASA(1)	583,200	2,890,411
		11,111,676
PEOPLE'S REPUBLIC OF CHINA — 2.6%
Agile Property Holdings Ltd.	5,280,000	6,170,040
Anta Sports Products Ltd.	2,883,000	5,907,764
China Yurun Food Group Ltd.	2,181,000	7,920,714

International Discovery – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Focus Media Holding Ltd. ADR(1)	89,600	$ 1,710,464
		21,708,982
SINGAPORE — 1.8%
Neptune Orient Lines Ltd.(1)	6,318,000	8,902,530
Yanlord Land Group Ltd.	5,010,000	6,505,054
		15,407,584
SOUTH AFRICA — 0.8%
Truworths International Ltd.	863,900	6,858,487
SOUTH KOREA — 3.2%
Kia Motors Corp.	83,500	2,145,133
Lock & Lock Co. Ltd.	200,900	5,864,959
NCSoft Corp.	31,400	6,023,855
Samsung SDI Co. Ltd.	93,900	13,158,062
		27,192,009
SPAIN — 0.9%
Amadeus IT Holding SA, A Shares(1)	420,200	7,241,979
SWEDEN — 3.1%
Hexagon AB B Shares	294,600	4,814,644
Modern Times Group AB B Shares	177,800	10,225,566
Swedish Match AB	498,000	11,473,831
		26,514,041
SWITZERLAND — 3.5%
Clariant AG(1)	678,300	8,725,534
Informa plc	1,321,900	7,776,845
Sonova Holding AG	34,100	4,363,053
Sulzer AG	87,600	8,688,816
		29,554,248
TAIWAN (REPUBLIC OF CHINA) — 3.7%
Chipbond Technology Corp.(1)	3,763,000	4,557,795
Eva Airways Corp.(1)	13,061,000	9,275,699
Largan Precision Co. Ltd.	245,000	4,420,616
Unimicron Technology Corp.	8,385,000	13,270,884
		31,524,994
THAILAND — 0.6%
Indorama Ventures PCL	5,779,500	4,709,291
UNITED KINGDOM — 13.7%
Acergy SA	171,300	2,630,329
Admiral Group plc	351,200	8,197,764
Aggreko plc	408,600	8,892,155
ARM Holdings plc	4,699,900	26,438,950
Burberry Group plc	695,200	9,062,645
Cairn Energy plc(1)	1,871,600	13,416,153
G4S plc	1,392,200	5,389,113
Intercontinental Hotels Group plc	513,200	7,729,019
Michael Page International plc	1,398,700	8,509,676
Petrofac Ltd.	119,400	2,565,481
Rexam plc	892,500	4,141,936
Schroders plc	86,300	1,817,220
Serco Group plc	319,773	2,854,244

International Discovery – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Weir Group plc (The)	796,300	$ 14,740,433
		116,385,118
TOTAL COMMON STOCKS
(Cost $752,575,659)		835,856,380
TEMPORARY CASH INVESTMENTS — 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	56,221	56,221
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 0.15%, 9/2/10, valued at $14,075,787), in a joint trading account at 0.12%, dated 8/31/10, due 9/1/10 (Delivery value $13,800,046)		13,800,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $13,856,221)		13,856,221
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $766,431,880)		849,712,601
OTHER ASSETS AND LIABILITIES(2)		41,066
TOTAL NET ASSETS — 100.0%		$849,753,667

Market Sector Diversification
(as a % of net assets)
Industrials	24.2%
Consumer Discretionary	18.5%
Materials	13.2%
Information Technology	13.2%
Consumer Staples	10.7%
Financials	6.4%
Energy	6.1%
Health Care	4.9%
Telecommunication Services	1.2%
Cash and Equivalents*	1.6%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

International Discovery – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$60,793,057	$775,063,323	–
Temporary Cash Investments	56,221	13,800,000	–
Total Value of Investment Securities	$60,849,278	$788,863,323	–

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$768,427,825
Gross tax appreciation of investments	$102,568,982
Gross tax depreciation of investments	(21,284,206)
Net tax appreciation (depreciation) of investments	$ 81,284,776

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Growth Fund

August 31, 2010

International Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 100.2%
AUSTRALIA — 2.7%
BHP Billiton Ltd.	808,234	$ 26,642,129
Wesfarmers Ltd.	427,617	12,159,209
		38,801,338
AUSTRIA — 0.3%
Erste Group Bank AG	116,410	4,224,989
BELGIUM — 0.8%
Anheuser-Busch InBev NV	219,167	11,399,813
BERMUDA — 0.2%
Seadrill Ltd.	92,090	2,146,263
BRAZIL — 1.9%
Banco Santander Brasil SA ADR	1,118,331	14,068,604
Vale SA Preference Shares	577,100	13,548,090
		27,616,694
CANADA — 0.6%
Canadian National Railway Co.	141,730	8,648,540
CZECH REPUBLIC — 0.8%
CEZ AS	267,510	11,213,109
DENMARK — 2.1%
Carlsberg A/S B Shares	165,630	15,605,656
Novo Nordisk A/S B Shares	173,689	14,901,440
		30,507,096
FINLAND — 0.7%
Fortum Oyj	415,380	9,564,512
FRANCE — 6.6%
Air Liquide SA	152,647	15,873,843
BNP Paribas	266,108	16,648,816
Cie Generale d'Optique Essilor International SA	105,270	6,389,356
Danone SA	250,344	13,452,920
LVMH Moet Hennessy Louis Vuitton SA	124,860	14,520,660
Pernod-Ricard SA	124,347	9,721,032
Total SA	275,936	12,892,698
Vallourec SA	57,490	4,938,787
		94,438,112
GERMANY — 6.9%
Allianz SE	132,440	13,584,532
BASF SE	112,920	5,957,880
Bayerische Motoren Werke AG	228,460	12,062,681
Daimler AG(1)	270,270	13,138,287
Deutsche Boerse AG	113,480	6,934,399
Fresenius Medical Care AG & Co. KGaA	266,533	15,091,293
Metro AG	140,840	7,170,413
MTU Aero Engines Holding AG	76,940	4,279,860
SAP AG	129,760	5,665,724
Siemens AG	155,880	14,179,344
		98,064,413
HONG KONG — 2.3%
CNOOC Ltd.	7,464,000	12,896,180
Li & Fung Ltd.	2,808,000	14,222,748

International Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Link Real Estate Investment Trust (The)	1,949,000	$ 5,687,585
		32,806,513
INDIA — 2.4%
Bharti Airtel Ltd.	1,072,260	7,461,826
Housing Development Finance Corp. Ltd.	480,840	6,409,156
Infosys Technologies Ltd.	229,680	13,250,788
Larsen & Toubro Ltd.	199,540	7,693,361
		34,815,131
INDONESIA — 1.2%
PT Adaro Energy Tbk	21,883,000	4,601,848
PT Bank Mandiri (Persero) Tbk	7,779,500	5,080,138
PT Bank Rakyat Indonesia	3,368,000	3,466,785
PT United Tractors Tbk	2,235,500	4,552,651
		17,701,422
IRELAND — 0.8%
Ryanair Holdings plc ADR(1)	386,760	10,964,646
ISRAEL — 0.6%
Teva Pharmaceutical Industries Ltd. ADR	159,290	8,056,888
ITALY — 1.6%
Saipem SpA	646,804	22,639,075
JAPAN — 12.1%
Canon, Inc.	347,900	14,183,520
Fanuc Ltd.	65,000	6,978,931
Fujitsu Ltd.	1,225,000	8,486,490
HOYA Corp.	131,500	2,898,917
Komatsu Ltd.	491,900	9,983,210
Mitsubishi Corp.	880,800	18,872,039
Mitsubishi UFJ Financial Group, Inc.	2,265,000	10,811,391
Nidec Corp.	63,600	5,587,049
Nintendo Co. Ltd.	25,100	6,985,335
Nissan Motor Co. Ltd.(1)	1,131,600	8,647,628
Nitori Holdings Co. Ltd.	122,650	10,686,799
Omron Corp.	329,600	7,011,013
ORIX Corp.	154,570	11,628,168
Rakuten, Inc.	13,740	10,401,905
Shin-Etsu Chemical Co. Ltd.	125,200	5,797,262
SOFTBANK CORP.	485,900	13,944,827
Unicharm Corp.	112,900	13,774,848
Yahoo! Japan Corp.	14,369	5,173,935
		171,853,267
LUXEMBOURG — 1.1%
Millicom International Cellular SA	171,397	15,782,236
MACAU — 0.3%
Wynn Macau Ltd.(1)	2,629,320	4,536,137
NETHERLANDS — 2.8%
Akzo Nobel NV	152,740	8,064,668
ASML Holding NV	114,420	2,852,850
Royal Dutch Shell plc B Shares	648,460	16,593,411
Unilever NV CVA	455,337	12,195,440
		39,706,369
NORWAY — 1.2%
Telenor ASA	873,360	12,794,353

International Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Yara International ASA	108,830	$ 4,374,009
		17,168,362
PEOPLE'S REPUBLIC OF CHINA — 2.5%
Baidu, Inc. ADR(1)	99,500	7,803,785
China Unicom (Hong Kong) Ltd. ADR	259,123	3,591,445
Ctrip.com International Ltd. ADR(1)	185,540	7,512,515
Industrial & Commercial Bank of China Ltd. H Shares	16,641,000	12,086,987
Tencent Holdings Ltd.	232,900	4,260,539
		35,255,271
POLAND — 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	1,292,165	15,579,584
RUSSIAN FEDERATION — 0.6%
Magnit OJSC GDR	136,730	2,912,349
Sberbank of Russian Federation	1,983,500	5,018,255
		7,930,604
SINGAPORE — 0.9%
United Overseas Bank Ltd.	941,359	13,000,546
SOUTH KOREA — 1.6%
Hyundai Motor Co.	114,612	13,527,065
Samsung Electronics Co. Ltd.	14,600	9,206,439
		22,733,504
SPAIN — 3.2%
Banco Bilbao Vizcaya Argentaria SA	1,295,800	15,626,248
Banco Santander SA	846,194	9,915,922
Inditex SA	133,910	8,934,571
Telefonica SA	519,330	11,517,116
		45,993,857
SWEDEN — 3.7%
Alfa Laval AB	776,530	11,367,108
Atlas Copco AB A Shares	743,160	11,300,902
Swedbank AB A Shares(1)	782,110	8,777,053
Telefonaktiebolaget LM Ericsson B Shares	948,730	9,202,933
Volvo AB B Shares(1)	984,820	11,418,319
		52,066,315
SWITZERLAND — 13.4%
ABB Ltd.(1)	493,650	9,539,929
Credit Suisse Group AG	426,180	18,717,918
Givaudan SA	15,070	14,398,326
Holcim Ltd.	135,750	8,169,736
Kuehne + Nagel International AG	98,100	10,232,741
Nestle SA	478,780	24,805,543
Novartis AG	624,930	32,839,217
Roche Holding AG	123,099	16,732,491
SGS SA	5,960	8,629,599
Sonova Holding AG	101,920	13,040,540
Swatch Group AG (The)	48,230	15,524,811
Xstrata plc	1,146,620	18,042,351
		190,673,202
TAIWAN (REPUBLIC OF CHINA) — 1.9%
AU Optronics Corp.(1)	4,147,000	3,579,464
Hon Hai Precision Industry Co. Ltd.	2,153,760	7,597,393
HTC Corp.	652,000	11,906,724

International Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	370,308	$ 3,484,598
		26,568,179
TURKEY — 0.5%
Turkiye Garanti Bankasi AS	1,536,130	7,444,001
UNITED KINGDOM — 20.8%
Admiral Group plc	547,066	12,769,698
Antofagasta plc	711,788	11,265,659
ARM Holdings plc	2,728,780	15,350,556
Associated British Foods plc	778,660	12,634,550
Barclays plc	3,654,877	16,950,434
BG Group plc	1,485,199	23,905,253
British Airways plc(1)	1,055,660	3,416,117
British American Tobacco plc	365,238	12,412,863
Capita Group plc (The)	602,370	6,494,488
Carnival plc	249,896	8,113,466
Compass Group plc	1,722,625	14,094,557
HSBC Holdings plc (Hong Kong)	2,071,951	20,190,119
Intercontinental Hotels Group plc	615,860	9,275,124
ITV plc(1)	7,535,200	6,471,561
Kingfisher plc	2,526,646	7,924,356
Lloyds Banking Group plc(1)	6,684,510	7,123,906
Petrofac Ltd.	299,890	6,443,567
Reckitt Benckiser Group plc	235,573	11,788,780
Reed Elsevier plc	783,530	6,296,703
Rolls-Royce Group plc(1)	1,148,145	9,755,123
Schroders plc	416,779	8,776,122
Smiths Group plc	429,370	7,539,863
Standard Chartered plc	324,648	8,705,719
Tesco plc	2,169,653	13,541,214
Tullow Oil plc	381,527	7,126,870
Vodafone Group plc	10,025,580	24,162,961
Wolseley plc(1)	148,670	2,870,618
		295,400,247
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $1,200,764,967)		1,425,300,235
OTHER ASSETS AND LIABILITIES — (0.2)%		(3,459,000)
TOTAL NET ASSETS — 100.0%		$1,421,841,235

International Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	19.6%
Industrials	13.3%
Consumer Discretionary	13.0%
Consumer Staples	12.2%
Information Technology	9.8%
Materials	9.3%
Energy	7.7%
Health Care	7.5%
Telecommunication Services	6.3%
Utilities	1.5%
Other assets and liabilities	(0.2)%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)   Non-income producing.

International Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$71,264,717	$1,354,035,518	–

3. Federal Tax Information.

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,236,033,093
Gross tax appreciation of investments	$ 214,339,897
Gross tax depreciation of investments	(25,072,755)
Net tax appreciation (depreciation) of investments	$ 189,267,142

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Opportunities Fund

August 31, 2010

International Opportunities – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 5.3%
Ansell Ltd.	76,747	$ 920,439
Bradken Ltd.	148,227	994,357
Campbell Brothers Ltd.	21,297	603,871
Flight Centre Ltd.	20,782	363,139
Mount Gibson Iron Ltd.(1)	149,553	231,520
PanAust Ltd.(1)	2,175,402	1,141,918
Seek Ltd.	63,086	407,486
		4,662,730
BELGIUM — 1.8%
Telenet Group Holding NV(1)	51,870	1,547,995
BRAZIL — 2.3%
Banco do Estado do Rio Grande do Sul Preference Shares, Class B	37,500	336,512
Cia Hering	35,500	1,339,146
Mills Estruturas e Servicos de Engenharia SA(1)	40,100	367,607
		2,043,265
CANADA — 11.0%
Consolidated Thompson Iron Mines Ltd.(1)	72,283	569,397
Detour Gold Corp.(1)	47,660	1,423,520
Gran Tierra Energy, Inc.(1)	184,539	1,162,596
Grande Cache Coal Corp.(1)	184,960	992,142
Home Capital Group, Inc.	18,186	736,752
Quadra FNX Mining Ltd.(1)	53,764	587,882
SEMAFO, Inc.(1)	100,935	827,282
SXC Health Solutions Corp.(1)	21,997	1,721,639
SXC Health Solutions Corp.(NASDAQ)(1)	4,716	366,905
Trican Well Service Ltd.	49,521	661,302
Ventana Gold Corp.(1)	79,109	632,071
		9,681,488
DENMARK — 3.5%
Christian Hansen Holding A/S(1)	77,710	1,332,084
FLSmidth & Co. A/S	12,205	720,929
GN Store Nord(1)	164,897	1,061,036
		3,114,049
FRANCE — 1.5%
Alten Ltd.	19,253	476,988
Arkema SA	5,694	237,108
Havas SA	139,381	639,403
		1,353,499
GERMANY — 5.8%
Asian Bamboo AG	27,395	1,211,947
Draegerwerk AG & Co. KGaA	6,917	542,676
ElringKlinger AG	17,945	462,889
MTU Aero Engines Holding AG	39,545	2,199,728
Rheinmetall AG	7,687	425,502
Symrise AG	10,750	265,647
		5,108,389
HONG KONG — 3.0%
Galaxy Entertainment Group Ltd.(1)	1,402,000	1,081,408
Haier Electronics Group Co. Ltd.(1)	669,000	420,557

International Opportunities – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

KWG Property Holding Ltd.	931,000	$ 649,890
Vinda International Holdings Ltd.	461,000	473,519
		2,625,374
INDIA — 3.3%
Apollo Tyres Ltd.	309,952	471,451
IRB Infrastructure Developers Ltd.(1)	69,352	409,713
S. Kumars Nationwide Ltd.(1)	481,975	789,459
Strides Arcolab Ltd.	96,874	834,056
TVS Motor Co. Ltd.	144,018	435,514
		2,940,193
INDONESIA — 1.0%
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	881,500	912,233
ISRAEL — 0.7%
Mellanox Technologies Ltd.(1)	39,396	653,974
ITALY — 2.3%
Amplifon SpA	236,219	1,038,739
Safilo Group SpA(1)	92,092	1,019,406
		2,058,145
JAPAN — 10.6%
Hitachi Kokusai Electric, Inc.	78,000	587,716
Horiba Ltd.	45,800	1,090,346
Kakaku.com, Inc.	209	1,021,242
Minebea Co. Ltd.	125,000	575,824
Nabtesco Corp.	139,000	2,088,061
Nifco, Inc.	44,800	995,615
Pioneer Corp.(1)	130,200	385,904
Sawai Pharmaceutical Co. Ltd.	6,300	645,673
Start Today Co. Ltd.	128	317,372
Zeon Corp.	253,000	1,704,535
		9,412,288
LUXEMBOURG — 0.9%
L'Occitane International SA(1)	407,300	838,817
MALAYSIA — 0.5%
Top Glove Corp. Bhd	224,300	431,528
MEXICO — 2.1%
Banco Compartamos SA de CV	152,691	847,127
Genomma Lab Internacional SA de CV, Class B(1)	573,122	1,020,377
		1,867,504
NETHERLANDS — 1.0%
Aalberts Industries NV	63,043	892,785
NORWAY — 1.2%
Schibsted ASA	25,992	593,411
Storebrand ASA(1)	85,706	424,769
		1,018,180
PEOPLE'S REPUBLIC OF CHINA — 4.9%
Ajisen (China) Holdings Ltd.	464,000	695,515
China Lilang Ltd.	759,000	999,153
Daphne International Holdings Ltd.	484,000	498,389
Kingdee International Software Group Co. Ltd.	1,164,000	441,433
Shenguan Holdings Group Ltd.	718,000	752,268

International Opportunities – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Xingda International Holdings Ltd.	1,282,000	$ 972,367
		4,359,125
SOUTH AFRICA — 1.8%
Clicks Group Ltd.	233,805	1,188,839
Northam Platinum Ltd.	74,608	407,183
		1,596,022
SOUTH KOREA — 3.2%
Daum Communications Corp.(1)	17,892	1,049,135
Hotel Shilla Co. Ltd.	34,210	803,246
Mando Corp.(1)	9,000	1,009,675
		2,862,056
SWEDEN — 3.3%
Elekta AB B Shares	31,241	901,530
Haldex AB(1)	114,254	1,035,644
Kinnevik Investment AB B Shares	51,458	934,961
		2,872,135
SWITZERLAND — 5.2%
Clariant AG(1)	63,171	812,621
Panalpina Welttransport Holding AG(1)	18,171	1,754,009
Rieter Holding AG(1)	4,298	1,257,332
Sika AG	434	762,626
		4,586,588
TAIWAN (REPUBLIC OF CHINA) — 4.5%
Largan Precision Co. Ltd.	73,000	1,317,163
Ralink Technology Corp.	4,120	14,662
St. Shine Optical Co. Ltd.	77,000	747,549
Tripod Technology Corp.	178,000	611,225
Wan Hai Lines Ltd.(1)	688,000	440,282
WPG Holdings Co. Ltd.	19,251	35,697
Yageo Corp.(1)	229,000	89,716
Young Fast Optoelectronics Co. Ltd.	65,000	685,834
		3,942,128
TURKEY — 0.5%
Turkiye Sise ve Cam Fabrikalari AS(1)	299,380	446,997
UNITED KINGDOM — 17.2%
Acergy SA	78,786	1,209,767
ARM Holdings plc	130,927	736,520
ASOS plc(1)	79,971	1,168,218
Britvic plc	185,821	1,374,765
Carphone Warehouse Group plc(1)	76,222	254,253
Croda International plc	82,252	1,614,666
GKN plc	248,871	552,674
Halfords Group plc	96,229	714,000
Heritage Oil plc	94,640	465,188
HomeServe plc	106,784	745,314
Imagination Technologies Group plc(1)	41,294	215,324
Millennium & Copthorne Hotels plc	97,261	724,939
Premier Oil plc(1)	72,606	1,688,099
Rightmove plc	87,392	867,166
Spectris plc	48,208	649,512
Telecity Group plc(1)	140,804	1,040,850

International Opportunities – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Weir Group plc (The)	61,856	$ 1,145,026
		15,166,281
TOTAL COMMON STOCKS
(Cost $79,090,312)		86,993,768
TEMPORARY CASH INVESTMENTS — 1.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	43,020	43,020
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 0.15%, 9/2/10, valued at $1,223,982), in a joint trading account at 0.12%, dated 8/31/10, due 9/1/10 (Delivery value $1,200,004)		1,200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,243,020)		1,243,020
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $80,333,332)		88,236,788
OTHER ASSETS AND LIABILITIES — 0.2%		151,589
TOTAL NET ASSETS — 100.0%		$88,388,377

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	24.1%
Industrials	16.8%
Materials	16.4%
Information Technology	12.1%
Health Care	11.6%
Energy	5.9%
Consumer Staples	5.3%
Financials	4.4%
Telecommunication Services	1.8%
Cash and Equivalents*	1.6%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

(1)   Non-income producing.

International Opportunities – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$2,183,475	$84,810,293	–
Temporary Cash Investments	43,020	1,200,000	–
Total Value of Investment Securities	$2,226,495	$86,010,293	–

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$80,634,875
Gross tax appreciation of investments	$10,402,524
Gross tax depreciation of investments	(2,800,611)
Net tax appreciation (depreciation) of investments	$ 7,601,913

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Stock Fund

August 31, 2010

International Stock – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 2.7%
BHP Billiton Ltd.	38,615	$ 1,272,881
Wesfarmers Ltd.	20,278	576,601
		1,849,482
AUSTRIA — 0.5%
Erste Group Bank AG	9,047	328,352
BELGIUM — 0.8%
Anheuser-Busch InBev NV	9,901	514,993
BERMUDA — 0.1%
Seadrill Ltd.	4,368	101,801
BRAZIL — 2.0%
Banco Santander Brasil SA ADR	53,049	667,356
Vale SA Preference Shares	28,700	673,766
		1,341,122
CANADA — 0.6%
Canadian National Railway Co.	7,089	432,580
CZECH REPUBLIC — 0.8%
CEZ AS	12,694	532,089
DENMARK — 2.1%
Carlsberg A/S B Shares	7,456	702,504
Novo Nordisk A/S B Shares	8,248	707,627
		1,410,131
FINLAND — 0.6%
Fortum Oyj	18,917	435,582
FRANCE — 6.6%
Air Liquide SA	6,934	721,070
BNP Paribas	12,606	788,684
Cie Generale d'Optique Essilor International SA	5,585	338,981
Danone SA	10,409	559,356
LVMH Moet Hennessy Louis Vuitton SA	5,926	689,167
Pernod-Ricard SA	6,674	521,751
Total SA	13,067	610,536
Vallourec SA	2,987	256,604
		4,486,149
GERMANY — 7.2%
Allianz SE	6,280	644,147
BASF SE	5,349	282,224
Bayerische Motoren Werke AG	10,816	571,085
Daimler AG(1)	14,473	703,557
Deutsche Boerse AG	5,554	339,387
Fresenius Medical Care AG & Co. KGaA	14,433	817,207
Metro AG	6,663	339,225
MTU Aero Engines Holding AG	3,650	203,035
SAP AG	6,793	296,603
Siemens AG	7,513	683,407
		4,879,877
HONG KONG — 2.4%
CNOOC Ltd.	378,000	653,102
Li & Fung Ltd.	132,000	668,591

International Stock – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Link Real Estate Investment Trust (The)	92,000	$ 268,475
		1,590,168
INDIA — 2.4%
Bharti Airtel Ltd.	50,859	353,926
Housing Development Finance Corp. Ltd.	22,785	303,703
Infosys Technologies Ltd.	11,234	648,116
Larsen & Toubro Ltd.	7,724	297,803
		1,603,548
INDONESIA — 1.2%
PT Adaro Energy Tbk	1,037,000	218,074
PT Bank Mandiri (Persero) Tbk	369,000	240,963
PT Bank Rakyat Indonesia	160,000	164,693
PT United Tractors Tbk	88,000	179,214
		802,944
IRELAND — 0.7%
Ryanair Holdings plc ADR(1)	16,762	475,203
ISRAEL — 0.5%
Teva Pharmaceutical Industries Ltd. ADR	6,492	328,365
ITALY — 1.8%
Saipem SpA	33,869	1,185,464
JAPAN — 12.3%
Canon, Inc.	20,100	819,456
Fanuc Ltd.	3,100	332,841
Fujitsu Ltd.	47,000	325,604
HOYA Corp.	7,600	167,542
Komatsu Ltd.	23,300	472,878
Mitsubishi Corp.	41,800	895,608
Mitsubishi UFJ Financial Group, Inc.	111,400	531,739
Nidec Corp.	3,100	272,325
Nintendo Co. Ltd.	1,000	278,300
Nissan Motor Co. Ltd.(1)	46,500	355,351
Nitori Holdings Co. Ltd.	5,800	505,368
Omron Corp.	17,600	374,375
ORIX Corp.	7,330	551,430
Rakuten, Inc.	650	492,084
Shin-Etsu Chemical Co. Ltd.	6,000	277,824
SOFTBANK CORP.	23,000	660,076
Unicharm Corp.	5,700	695,453
Yahoo! Japan Corp.	894	321,908
		8,330,162
LUXEMBOURG — 1.1%
Millicom International Cellular SA	8,149	750,360
MACAU — 0.3%
Wynn Macau Ltd.(1)	124,265	214,384
NETHERLANDS — 2.8%
Akzo Nobel NV	6,794	358,723
ASML Holding NV	7,334	182,860
Royal Dutch Shell plc B Shares	30,754	786,963
Unilever NV CVA	21,570	577,716
		1,906,262
NORWAY — 1.2%
Telenor ASA	41,444	607,137

International Stock – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Yara International ASA	4,316	$ 173,465
		780,602
PEOPLE'S REPUBLIC OF CHINA — 2.3%
Baidu, Inc. ADR(1)	4,719	370,111
China Unicom (Hong Kong) Ltd. ADR	12,292	170,367
Ctrip.com International Ltd. ADR(1)	6,790	274,927
Industrial & Commercial Bank of China Ltd. H Shares	706,000	512,795
Tencent Holdings Ltd.	11,100	203,057
		1,531,257
RUSSIAN FEDERATION — 0.5%
Magnit OJSC GDR	6,486	138,152
Sberbank of Russian Federation	81,928	207,278
		345,430
SINGAPORE — 0.9%
United Overseas Bank Ltd.	45,098	622,821
SOUTH KOREA — 1.6%
Hyundai Motor Co.	5,429	640,757
Samsung Electronics Co. Ltd.	692	436,360
		1,077,117
SPAIN — 3.3%
Banco Bilbao Vizcaya Argentaria SA	61,490	741,517
Banco Santander SA	45,355	531,482
Inditex SA	6,353	423,877
Telefonica SA	24,554	544,531
		2,241,407
SWEDEN — 3.7%
Alfa Laval AB	36,803	538,735
Atlas Copco AB A Shares	35,136	534,297
Swedbank AB A Shares(1)	34,008	381,647
Telefonaktiebolaget LM Ericsson B Shares	49,955	484,577
Volvo AB B Shares(1)	46,562	539,855
		2,479,111
SWITZERLAND — 13.4%
ABB Ltd.(1)	23,385	451,922
Credit Suisse Group AG	20,221	888,111
Givaudan SA	715	683,132
Holcim Ltd.	6,364	383,000
Kuehne + Nagel International AG	5,137	535,837
Nestle SA	20,900	1,082,827
Novartis AG	30,148	1,584,236
Roche Holding AG	5,825	791,775
SGS SA	283	409,761
Sonova Holding AG	4,819	616,585
Swatch Group AG (The)	2,289	736,809
Xstrata plc	54,391	855,856
		9,019,851
TAIWAN (REPUBLIC OF CHINA) — 1.9%
AU Optronics Corp.(1)	196,000	169,177
Hon Hai Precision Industry Co. Ltd.	99,680	351,621
HTC Corp.	32,900	600,815

International Stock – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,112	$ 170,434
		1,292,047
TURKEY — 0.5%
Turkiye Garanti Bankasi AS	72,770	352,639
UNITED KINGDOM — 20.9%
Admiral Group plc	25,965	606,079
Antofagasta plc	33,744	534,075
ARM Holdings plc	129,135	726,440
Associated British Foods plc	36,898	598,708
Barclays plc	180,843	838,706
BG Group plc	71,695	1,153,978
British Airways plc(1)	49,894	161,457
British American Tobacco plc	17,334	589,108
Capita Group plc (The)	28,518	307,468
Carnival plc	11,843	384,511
Compass Group plc	92,937	760,413
HSBC Holdings plc (Hong Kong)	94,461	920,475
Intercontinental Hotels Group plc	29,188	439,584
ITV plc(1)	357,436	306,982
Kingfisher plc	128,346	402,533
Lloyds Banking Group plc(1)	316,240	337,028
Petrofac Ltd.	14,188	304,850
Reckitt Benckiser Group plc	11,175	559,230
Reed Elsevier plc	37,104	298,180
Rolls-Royce Group plc(1)	54,463	462,741
Schroders plc	16,408	345,503
Smiths Group plc	20,354	357,422
Standard Chartered plc	15,379	412,401
Tesco plc	114,160	712,494
Tullow Oil plc	16,993	317,427
Vodafone Group plc	460,263	1,109,294
Wolseley plc(1)	7,049	136,107
		14,083,194
TOTAL COMMON STOCKS
(Cost $58,752,292)		67,324,494
TEMPORARY CASH INVESTMENTS — 0.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	49,340	49,340
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 0.15%, 9/2/10, valued at $305,995), in a joint trading account at 0.12%, dated 8/31/10, due 9/1/10 (Delivery value $300,001)		300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $349,340)		349,340
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $59,101,632)		67,673,834
OTHER ASSETS AND LIABILITIES — (0.2)%		(154,264)
TOTAL NET ASSETS — 100.0%		$67,519,570

International Stock – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	18.6%
Industrials	13.2%
Consumer Discretionary	13.1%
Consumer Staples	12.1%
Information Technology	10.3%
Materials	9.2%
Energy	7.9%
Health Care	7.7%
Telecommunication Services	6.2%
Utilities	1.4%
Cash and Equivalents*	0.3%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)   Non-income producing.

International Stock – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$3,207,123	$64,117,371	–
Temporary Cash Investments	49,340	300,000	–
Total Value of Investment Securities	$3,256,463	$64,417,371	–

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$59,980,319
Gross tax appreciation of investments	$ 9,257,557
Gross tax depreciation of investments	(1,564,042)
Net tax appreciation (depreciation) of investments	$ 7,693,515

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Value Fund

August 31, 2010

International Value – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 1.4%
Australia & New Zealand Banking Group Ltd.	8,860	$ 178,071
National Australia Bank Ltd.	8,460	174,623
		352,694
AUSTRIA — 0.9%
Telekom Austria AG	16,860	215,581
BRAZIL — 3.8%
Empresa Brasileira de Aeronautica SA ADR	7,620	188,900
Petroleo Brasileiro SA-Petrobras ADR	11,580	386,193
Vale SA Preference Shares ADR	16,930	399,886
		974,979
FRANCE — 12.2%
Alstom SA	2,320	110,662
AXA SA	26,237	407,797
Cie Generale des Etablissements Michelin, Class B	6,760	502,089
Credit Agricole SA	8,190	103,217
Electricite de France SA	2,710	107,938
France Telecom SA	22,060	448,407
GDF Suez	11,844	366,752
Sanofi-Aventis SA	5,813	333,483
Total SA	9,030	421,913
Vivendi SA	12,620	294,426
		3,096,684
GERMANY — 10.3%
Bayerische Motoren Werke AG	6,110	322,608
Deutsche Lufthansa AG(1)	8,410	132,740
Deutsche Post AG	11,140	182,182
E.ON AG	20,850	586,704
Merck KGaA	6,980	606,264
SAP AG	11,810	515,661
Siemens AG ADR	3,040	275,211
		2,621,370
HONG KONG — 4.0%
Cheung Kong Holdings Ltd.	23,300	293,244
China Mobile Ltd.	53,500	544,371
Hutchison Whampoa Ltd.	23,900	176,667
		1,014,282
ITALY — 1.1%
ENI SpA	8,670	172,167
UniCredit SpA	48,220	113,170
		285,337
JAPAN — 3.9%
Mabuchi Motor Co. Ltd.	2,800	131,818
Mitsubishi UFJ Financial Group, Inc.	44,420	212,028
Nintendo Co. Ltd.	1,830	509,289
Sony Corp.	5,100	143,754
		996,889
NETHERLANDS — 7.0%
Akzo Nobel NV	4,950	261,360

International Value – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

ING Groep NV(1)	56,972	$ 506,684
Koninklijke Philips Electronics NV	9,497	266,095
Royal Dutch Shell plc B Shares	23,125	591,745
SBM Offshore NV	9,788	148,908
		1,774,792
NORWAY — 2.5%
Telenor ASA	42,360	620,556
PEOPLE'S REPUBLIC OF CHINA — 4.3%
China Shenhua Energy Co. Ltd. H Shares	26,000	94,758
China Telecom Corp. Ltd. H Shares	1,214,000	586,809
Shanghai Electric Group Co. Ltd. H Shares(1)	916,000	406,261
		1,087,828
PORTUGAL — 0.7%
Portugal Telecom SGPS SA	15,910	186,296
RUSSIAN FEDERATION — 0.9%
OAO Gazprom ADR	11,290	233,703
SINGAPORE — 1.5%
DBS Group Holdings Ltd.	38,250	391,671
SOUTH KOREA — 5.9%
Hana Financial Group, Inc.	15,320	394,213
Hyundai Motor Co.	2,810	331,650
KB Financial Group, Inc.	7,050	285,787
Samsung Electronics Co. Ltd.	790	498,157
		1,509,807
SPAIN — 5.8%
Banco Santander SA	8,470	99,254
Iberdrola SA	65,568	461,986
Repsol YPF SA	17,380	396,777
Telefonica SA ADR	7,860	522,768
		1,480,785
SWEDEN — 0.5%
Telefonaktiebolaget LM Ericsson B Shares	14,000	135,804
SWITZERLAND — 8.4%
ACE Ltd.	6,380	341,139
Basilea Pharmaceutica(1)	1,960	112,745
Lonza Group AG	2,680	222,398
Nestle SA	8,240	426,913
Novartis AG	4,310	226,485
Roche Holding AG	3,770	512,445
Swiss Reinsurance Co. Ltd.	6,757	280,197
		2,122,322
TAIWAN (REPUBLIC OF CHINA) — 1.9%
Compal Electronics, Inc.	127,684	143,093
Lite-On Technology Corp.	62,091	71,523
Taiwan Semiconductor Manufacturing Co. Ltd.	150,749	277,178
		491,794
TURKEY — 1.4%
Turkcell Iletisim Hizmet AS ADR	21,790	345,372
UNITED KINGDOM — 20.3%
Aviva plc	95,440	554,748
BAE Systems plc	37,660	170,211

International Value – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

BP plc	53,240	$ 310,766
British Airways plc(1)	110,840	358,678
British Sky Broadcasting Group plc	30,460	330,509
Burberry Group plc	30,150	393,036
GlaxoSmithKline plc	18,590	348,114
HSBC Holdings plc (Hong Kong)	36,400	354,700
Kingfisher plc	145,040	454,891
Marks & Spencer Group plc	56,340	299,051
National Grid plc	20,232	170,348
Pearson plc	16,290	242,961
Rolls-Royce Group plc(1)	40,420	343,425
Unilever plc	7,335	193,713
Vodafone Group plc	264,953	638,571
		5,163,722
TOTAL COMMON STOCKS
(Cost $23,607,641)		25,102,268
TEMPORARY CASH INVESTMENTS — 0.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	94,964	94,964
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 0.15%, 9/2/10, valued at $101,998), in a joint trading account at 0.12%, dated 8/31/10, due 9/1/10 (Delivery value $100,000)		100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $194,964)		194,964
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $23,802,605)		25,297,232
OTHER ASSETS AND LIABILITIES — 0.5%		127,148
TOTAL NET ASSETS — 100.0%		$25,424,380

Market Sector Diversification
(as a % of net assets)
Financials	18.4%
Telecommunication Services	16.2%
Consumer Discretionary	13.0%
Energy	10.8%
Industrials	10.8%
Health Care	9.3%
Information Technology	8.5%
Utilities	6.7%
Materials	2.6%
Consumer Staples	2.4%
Cash and Equivalents*	1.3%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)   Non-income producing.

International Value – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$2,459,469	$22,642,799	–
Temporary Cash Investments	94,964	100,000	–
Total Value of Investment Securities	$2,554,433	$22,742,799	–

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,930,539
Gross tax appreciation of investments	$ 4,445,630
Gross tax depreciation of investments	(3,078,937)
Net tax appreciation (depreciation) of investments	$ 1,366,693

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Emerging Markets Fund

August 31, 2010

NT Emerging Markets – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.0%
BRAZIL — 13.2%
BR Malls Participacoes SA	25,200	$ 394,017
Cia de Bebidas das Americas Preference Shares ADR	6,268	693,805
Gerdau SA Preference Shares	39,600	528,075
Hypermarcas SA(1)	53,100	699,635
Itau Unibanco Holding SA Preference Shares	63,959	1,367,858
MRV Engenharia e Participacoes SA	99,500	836,225
Natura Cosmeticos SA	28,200	687,558
PDG Realty SA Empreendimentos e Participacoes	89,800	920,370
Vale SA Preference Shares	180,100	4,228,056
		10,355,599
CANADA — 1.3%
Pacific Rubiales Energy Corp.(1)	44,815	1,056,967
EGYPT — 0.3%
Orascom Construction Industries	5,873	259,188
HONG KONG — 6.3%
C C Land Holdings Ltd.	1,522,000	610,463
China Merchants Holdings International Co. Ltd.	180,349	608,602
China Overseas Land & Investment Ltd.	472,000	1,007,257
CNOOC Ltd.	740,000	1,278,560
Comba Telecom Systems Holdings Ltd.	635,000	649,796
Geely Automobile Holdings Ltd.	845,000	277,005
Xinyi Glass Holdings Co. Ltd.	1,080,000	555,359
		4,987,042
INDIA — 10.7%
Apollo Tyres Ltd.	388,581	591,049
Ashok Leyland Ltd.	616,536	964,648
Aurobindo Pharma Ltd.	38,368	847,008
Crompton Greaves Ltd.	117,948	742,942
HDFC Bank Ltd.	21,689	984,051
ICICI Bank Ltd.	49,698	1,032,945
Infosys Technologies Ltd.	36,755	2,120,484
Mundra Port and Special Economic Zone Ltd.	46,575	761,052
Tata Motors Ltd.	19,152	411,357
		8,455,536
INDONESIA — 3.6%
PT Astra International Tbk	170,500	898,263
PT Bank Rakyat Indonesia	483,500	497,681
PT Perusahaan Gas Negara	1,579,000	699,059
PT Semen Gresik (Persero) Tbk	757,000	728,932
		2,823,935
LUXEMBOURG — 1.8%
Millicom International Cellular SA	15,417	1,419,597
MALAYSIA — 2.9%
CIMB Group Holdings Bhd	595,600	1,473,870
Supermax Corp. Bhd	483,925	793,598
		2,267,468
MEXICO — 3.5%
America Movil SAB de CV, Series L ADR	27,503	1,282,465

NT Emerging Markets – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Grupo Financiero Banorte SAB de CV, Series O	87,009	$ 311,335
Mexichem SAB de CV	185,679	478,708
Wal-Mart de Mexico SAB de CV	290,987	659,600
		2,732,108
PEOPLE'S REPUBLIC OF CHINA — 10.8%
Anta Sports Products Ltd.	413,000	846,308
Baidu, Inc. ADR(1)	6,443	505,325
China Life Insurance Co. Ltd. H Shares	164,000	626,167
China Minsheng Banking Corp. Ltd. H Shares	478,500	434,902
China Shipping Container Lines Co. Ltd. H Shares(1)	1,386,000	477,516
Ctrip.com International Ltd. ADR(1)	31,034	1,256,567
Dongfeng Motor Group Co. Ltd. H Shares	354,000	549,744
Focus Media Holding Ltd. ADR(1)	22,856	436,321
Industrial & Commercial Bank of China Ltd. H Shares	895,000	650,072
PCD Stores Ltd.(1)	2,084,000	584,042
Ping An Insurance Group Co. of China Ltd. H Shares	128,000	1,058,885
Sinopharm Group Co. H Shares	126,800	483,319
Tencent Holdings Ltd.	33,100	605,513
		8,514,681
PERU — 1.5%
Credicorp Ltd.	11,006	1,158,382
RUSSIAN FEDERATION — 6.8%
CTC Media, Inc.	35,747	639,871
Magnit OJSC GDR	18,571	395,562
NovaTek OAO GDR	17,171	1,260,352
OAO Gazprom ADR	26,240	543,168
Sberbank of Russian Federation	737,942	1,866,993
X5 Retail Group NV GDR(1)	18,068	657,675
		5,363,621
SOUTH AFRICA — 7.1%
Aspen Pharmacare Holdings Ltd.(1)	39,086	445,713
Exxaro Resources Ltd.	28,332	439,636
Gold Fields Ltd. ADR	18,822	265,014
Impala Platinum Holdings Ltd.	32,260	761,117
MTN Group Ltd.	89,067	1,455,264
Naspers Ltd. N Shares	21,265	858,616
Shoprite Holdings Ltd.	60,345	739,687
Truworths International Ltd.	77,778	617,478
		5,582,525
SOUTH KOREA — 13.4%
Doosan Infracore Co. Ltd.(1)	67,070	1,079,699
Hanjin Shipping Co. Ltd.(1)	15,521	390,970
Hyundai Heavy Industries Co. Ltd.	3,441	757,715
Hyundai Motor Co.	8,625	1,017,964
LG Chem Ltd.	4,632	1,332,922
LG Household & Health Care Ltd.	4,199	1,407,956
LG Innotek Co. Ltd.	4,060	447,010
POSCO	1,616	655,754
Samsung Electronics Co. Ltd.	4,839	3,051,367

NT Emerging Markets – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Shinhan Financial Group Co. Ltd.	10,230	$ 391,656
		10,533,013
SWITZERLAND — 0.9%
Ferrexpo plc	148,429	680,638
TAIWAN (REPUBLIC OF CHINA) — 8.0%
Eva Airways Corp.(1)	1,191,000	845,828
Hon Hai Precision Industry Co. Ltd.	536,503	1,892,516
HTC Corp.	57,700	1,053,709
MediaTek, Inc.	2,324	31,667
Nan Ya Printed Circuit Board Corp.	51,000	163,982
Richtek Technology Corp.	60,800	413,760
Taiwan Semiconductor Manufacturing Co. Ltd.	840,774	1,545,907
Wistron Corp.	244,828	382,902
		6,330,271
THAILAND — 3.2%
Banpu PCL	43,900	858,501
CP ALL PCL	783,400	995,052
Kasikornbank PCL NVDR	200,200	694,095
		2,547,648
TURKEY — 2.8%
Arcelik AS	111,030	527,139
Turkiye Garanti Bankasi AS	265,369	1,285,964
Turkiye Sise ve Cam Fabrikalari AS(1)	261,081	389,813
		2,202,916
UNITED KINGDOM — 0.9%
Antofagasta plc	42,375	670,680
TOTAL COMMON STOCKS
(Cost $63,579,579)		77,941,815
TEMPORARY CASH INVESTMENTS — 1.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	48,286	48,286
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 1.875%, 8/31/17, valued at $1,434,644), in a joint trading account at 0.20%, dated 8/31/10, due 9/1/10 (Delivery value $1,400,008)		1,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,448,286)		1,448,286
TOTAL INVESTMENT SECURITIES — 100.9%
(Cost $65,027,865)		79,390,101
OTHER ASSETS AND LIABILITIES — (0.9)%		(685,321)
TOTAL NET ASSETS — 100.0%	$78,704,780

NT Emerging Markets – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	20.1%
Information Technology	16.3%
Consumer Discretionary	15.0%
Materials	13.7%
Industrials	9.3%
Consumer Staples	8.8%
Energy	6.3%
Telecommunication Services	5.3%
Health Care	3.3%
Utilities	0.9%
Cash and Equivalents*	1.0%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)   Non-income  producing.

NT Emerging Markets – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$7,657,347	$70,284,468	–
Temporary Cash Investments	48,286	1,400,000	–
Total Value of Investment Securities	$7,705,633	$71,684,468	–

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$65,814,197
Gross tax appreciation of investments	$14,806,110
Gross tax depreciation of investments	(1,230,206)
Net tax appreciation (depreciation) of investments	$13,575,904

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT International Growth Fund

August 31, 2010

NT International Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 2.8%
BHP Billiton Ltd.	139,731	$ 4,606,007
Wesfarmers Ltd.	54,330	1,544,863
		6,150,870
AUSTRIA — 0.8%
Erste Group Bank AG	46,700	1,694,932
BELGIUM — 1.7%
Anheuser-Busch InBev NV	48,608	2,528,310
KBC Groep NV(1)	30,000	1,245,453
		3,773,763
BERMUDA — 0.5%
Seadrill Ltd.	46,600	1,086,066
BRAZIL — 1.9%
Banco Santander Brasil SA ADR	114,400	1,439,152
Vale SA Preference Shares	114,700	2,692,715
		4,131,867
CANADA — 0.4%
Canadian National Railway Co.	14,500	884,808
CZECH REPUBLIC — 0.5%
CEZ AS	25,500	1,068,873
DENMARK — 2.7%
Carlsberg A/S B Shares	28,800	2,713,536
Novo Nordisk A/S B Shares	36,100	3,097,156
		5,810,692
FINLAND — 0.6%
Fortum Oyj	53,400	1,229,585
FRANCE — 7.1%
Air Liquide SA	19,420	2,019,496
BNP Paribas	49,070	3,070,022
Cie Generale d'Optique Essilor International SA	21,100	1,280,663
Danone SA	39,922	2,145,318
JC Decaux SA(1)	40,200	960,539
LVMH Moet Hennessy Louis Vuitton SA	17,000	1,977,024
Pernod-Ricard SA	21,158	1,654,062
Total SA	29,924	1,398,154
Vallourec SA	12,800	1,099,608
		15,604,886
GERMANY — 6.1%
BASF SE	13,800	728,115
Bayerische Motoren Werke AG	39,400	2,080,319
Daimler AG(1)	31,500	1,531,269
Deutsche Boerse AG	16,100	983,819
Fresenius Medical Care AG & Co. KGaA	45,070	2,551,896
Metro AG	23,600	1,201,518
MTU Aero Engines Holding AG	21,000	1,168,145
SAP AG	27,800	1,213,834

NT International Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Siemens AG	20,900	$ 1,901,131
		13,360,046
HONG KONG — 2.2%
CNOOC Ltd.	1,021,000	1,764,068
Li & Fung Ltd.	378,000	1,914,601
Link Real Estate Investment Trust (The)	408,500	1,192,087
		4,870,756
INDIA — 2.5%
Bharti Airtel Ltd.	191,200	1,330,555
HDFC Bank Ltd.	25,000	1,134,274
Infosys Technologies Ltd.	32,400	1,869,233
Larsen & Toubro Ltd.	26,200	1,010,154
		5,344,216
INDONESIA — 1.7%
PT Adaro Energy Tbk	2,808,500	590,609
PT Bank Mandiri (Persero) Tbk	3,078,500	2,010,310
PT Bank Rakyat Indonesia	519,000	534,222
PT United Tractors Tbk	284,000	578,373
		3,713,514
IRELAND — 0.5%
Ryanair Holdings plc ADR(1)	36,619	1,038,149
ISRAEL — 0.9%
Teva Pharmaceutical Industries Ltd. ADR	39,400	1,992,852
ITALY — 1.3%
Saipem SpA	80,062	2,802,286
JAPAN — 12.8%
Canon, Inc.	46,000	1,875,372
Fanuc Ltd.	12,000	1,288,418
Fujitsu Ltd.	129,000	893,679
Komatsu Ltd.	84,800	1,721,033
Mitsubishi Corp.	105,000	2,249,732
Mitsubishi UFJ Financial Group, Inc.	206,100	983,765
Nidec Corp.	14,100	1,238,638
Nintendo Co. Ltd.	4,500	1,252,351
Nissan Motor Co. Ltd.(1)	234,200	1,789,744
Nitori Holdings Co. Ltd.	17,900	1,559,672
Omron Corp.	101,100	2,150,526
ORIX Corp.	24,000	1,805,499
Rakuten, Inc.	4,000	3,028,211
Shin-Etsu Chemical Co. Ltd.	25,600	1,185,383
SOFTBANK CORP.	62,800	1,802,295
Unicharm Corp.	14,200	1,732,532
Yahoo! Japan Corp.	3,900	1,404,297
		27,961,147
LUXEMBOURG — 0.9%
Millicom International Cellular SA	21,106	1,943,440
MACAU — 0.5%
Wynn Macau Ltd.(1)	641,200	1,106,207

NT International Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

MEXICO — 0.3%
Grupo Financiero Banorte SAB de CV, Series O	189,100	$ 676,636
NETHERLANDS — 3.5%
Akzo Nobel NV	16,600	876,480
ASML Holding NV	31,000	772,927
Royal Dutch Shell plc, Class A	88,463	2,351,397
Unilever NV CVA	137,978	3,695,510
		7,696,314
NORWAY — 1.4%
Statoil ASA	40,400	759,019
Telenor ASA	127,700	1,870,751
Yara International ASA	11,200	450,142
		3,079,912
PEOPLE'S REPUBLIC OF CHINA — 2.8%
Baidu, Inc. ADR(1)	19,900	1,560,757
China Unicom (Hong Kong) Ltd. ADR	71,500	990,990
Ctrip.com International Ltd. ADR(1)	33,464	1,354,957
Industrial & Commercial Bank of China Ltd. H Shares	1,578,000	1,146,161
Tencent Holdings Ltd.	58,100	1,062,848
		6,115,713
POLAND — 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	152,076	1,833,575
RUSSIAN FEDERATION — 0.7%
Magnit OJSC GDR	26,600	566,580
Sberbank of Russian Federation	403,000	1,019,590
		1,586,170
SINGAPORE — 0.7%
United Overseas Bank Ltd.	113,616	1,569,083
SOUTH KOREA — 1.3%
Hyundai Motor Co.	16,895	1,994,030
Samsung Electronics Co. Ltd.	1,200	756,694
		2,750,724
SPAIN — 3.3%
Banco Bilbao Vizcaya Argentaria SA	218,200	2,631,307
Banco Santander SA	114,758	1,344,764
Inditex SA	21,500	1,434,495
Telefonica SA	83,300	1,847,334
		7,257,900
SWEDEN — 3.7%
Alfa Laval AB	90,500	1,324,769
Atlas Copco AB A Shares	109,500	1,665,118
Swedbank AB A Shares(1)	78,800	884,315
Telefonaktiebolaget LM Ericsson B Shares	154,300	1,496,751
Volvo AB B Shares(1)	237,600	2,754,811
		8,125,764
SWITZERLAND — 10.8%
ABB Ltd.(1)	73,900	1,428,139
Credit Suisse Group AG	52,200	2,292,635
Givaudan SA	2,000	1,910,860
Holcim Ltd.	17,700	1,065,225
Kuehne + Nagel International AG	15,500	1,616,794
Nestle SA	31,900	1,652,736

NT International Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

Novartis AG	78,165	$ 4,107,464
Roche Holding AG	19,066	2,591,586
SGS SA	1,000	1,447,919
Sonova Holding AG	7,000	895,642
Swatch Group AG (The)	6,200	1,995,725
Xstrata plc	103,500	1,628,598
Zurich Financial Services AG	4,100	914,297
		23,547,620
TAIWAN (REPUBLIC OF CHINA) — 2.5%
Hon Hai Precision Industry Co. Ltd.	610,400	2,153,187
HTC Corp.	100,550	1,836,229
Nan Ya Printed Circuit Board Corp.	190,000	610,913
Taiwan Semiconductor Manufacturing Co. Ltd.	430,000	790,629
		5,390,958
TURKEY — 0.5%
Turkiye Garanti Bankasi AS	224,900	1,089,853
UNITED KINGDOM — 18.6%
Admiral Group plc	68,476	1,598,377
Antofagasta plc	103,613	1,639,911
ARM Holdings plc	430,400	2,421,184
Associated British Foods plc	83,000	1,346,759
Barclays plc	600,435	2,784,672
BG Group plc	174,331	2,805,972
British Airways plc(1)	229,800	743,633
Capita Group plc (The)	126,363	1,362,390
Carnival plc	46,813	1,519,895
Compass Group plc	235,509	1,926,940
HSBC Holdings plc (Hong Kong)	327,778	3,194,031
Intercontinental Hotels Group plc	92,100	1,387,067
ITV plc(1)	1,080,700	928,153
Kingfisher plc	367,032	1,151,128
Lloyds Banking Group plc(1)	613,400	653,721
Reckitt Benckiser Group plc	47,808	2,392,456
Reed Elsevier plc	107,500	863,905
Rolls-Royce Group plc(1)	190,351	1,617,302
Schroders plc	36,509	768,771
Smiths Group plc	76,100	1,336,338
Standard Chartered plc	40,438	1,084,380
Tesco plc	277,353	1,731,012
Tullow Oil plc	57,400	1,072,224
Vodafone Group plc	1,481,100	3,569,645
Wolseley plc(1)	39,000	753,038
		40,652,904
TOTAL COMMON STOCKS
(Cost $197,917,341)		216,942,081

NT International Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 1.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares		42,206	$ 42,206
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 1.875%, 8/31/17, valued at $3,791,559), in a joint trading account at 0.20%, dated 8/31/10, due 9/1/10 (Delivery value $3,700,021)			3,700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,742,206)			3,742,206
TOTAL INVESTMENT SECURITIES — 101.0%
(Cost $201,659,547)			220,684,287
OTHER ASSETS AND LIABILITIES — (1.0)%			(2,123,903)
TOTAL NET ASSETS — 100.0%			$218,560,384

Market Sector Diversification
(as a % of net assets)
Financials	19.0%
Consumer Discretionary	14.0%
Industrials	13.8%
Consumer Staples	11.4%
Information Technology	11.0%
Materials	8.6%
Health Care	7.6%
Energy	6.7%
Telecommunication Services	6.1%
Utilities	1.1%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)   Non-income producing.

NT International Growth – Schedule of Investments

AUGUST 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$10,320,297	$206,621,784	–
Temporary Cash Investments	42,206	3,700,000	–
Total Value of Investment Securities	$10,362,503	$210,321,784	–

3. Federal Tax Information

As of August 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$203,636,148
Gross tax appreciation of investments	$ 23,281,055
Gross tax depreciation of investments	(6,232,916)
Net tax appreciation (depreciation) of investments	$ 17,048,139

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 28, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 28, 2010